Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative Credit-Related Losses on Securities Held - Beginning of Year	$ 94.2	$ 73.0
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)
Cumulative Credit-Related Losses on Securities Held - End of Year	$ 68.2	$ 94.2